Accounts Receivable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Accounts receivables	$ 25,125,851	$ 18,446,176
Bad debt expense	0	0
Accounts receivable sold	1,684,268	5,168,297
Received from bank	1,626,345	4,134,637
Proceeds from bank debt upon settlements	57,922	1,033,659
Top Five Customers [Member]
Product Information [Line Items]
Accounts receivables	$ 14,487,032	$ 9,253,060
Top Five Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	57.70%	75.80%
Customer J [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	15.60%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	7.90%	22.40%